Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of key terms and conditions related to the grants under the Group’s stock plan

The summary of all shared-based payments are as follows:

Grant date	Number of instruments	Settlement	Stock incentive plan	Vesting Conditions	Contractual life of options
2020	3,940,478	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	6.8 years
2020	69,774	Cash	SOP	Same as above	6.76 years
2021	854,436	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.8 years
2021	12,130	Cash	SOP	Same as above	5.24 years
2022	440,434	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.3 - 5.8 years
2022	93,896	Equity	ISO	Remains providing service in the Company until the expiration of the vesting periods.	2.9 - 4.3 years
2022	1,449,277	Equity	RSU	Remains providing service in the Company until the expiration of the vesting periods.	1.0 - 3.5 years
2022	13,101	Cash	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.25 years
2023	89,432	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	3.5 - 4.5 years
2023	265,167	Equity	RSU	Remains providing service in the Company until the expiration of the vesting periods.	1.0 - 4.0 years
2023	6,719	Equity	Matching	Remains providing service in the Company until the expiration of the vesting period and doesn´t trade the options during this period.	2.4 years

Schedule of inputs used in the measurement of the fair value at grant date

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Grant date	Stock incentive plan	Plan	Settlement	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average)	Expected life (weighted average)	Expected dividends	Interest Rate

2020	SOP	1st - 2nd	Equity	R$ 0.48	R$ 21.68	R$ 9.58	24.19%	6.8 years	5.05%	1.53%
2020	SOP	2nd	Cash	R$ 4.69	R$ 21.68	R$ 9.58	31.71%	3.7 years	-	1.53%
2021	SOP	3rd	Equity	R$ 1.81	R$ 21.68	R$ 19.84	27.73%	5.8 years	5.05%	2.66%
2021	SOP	4th	Cash	R$ 16.86	R$ 21.68	R$ 19.84	27.73%	4.3 years	-	2.66%
2021	SOP	4th	Equity	R$ 1.85	R$ 21.68	R$ 19.84	27.73%	5.8 years	5.05%	2.66%
2022	SOP	1st	Cash	US$ 2.10 (R$ 11.35)	US$ 9.98 (R$ 53.96)	US$ 4.10 (R$ 22.17)	27.44%	2.3 years	-	3.83%
2022	SOP	1st	Equity	US$ 0.39 - 3.63 (R$ 1.98 - 18.48)	US$ 5.57 - 17.50 (R$ 28.36 - 89.11)	US$ 4.10 (R$ 20.88)	29.91%	5.0 years	-	0.39% - 3.73%
2022	ISO	1st	Equity	US$ 0.44 - 1.14 (R$ 2.38 - 6.16)	US$ 6.30 (R$ 34.06)	US$ 6.30 (R$ 34.06)	31.71%	6.2 years	-	4.69%
2022	RSU	1st	Equity	US$ 8.29 - 9.39 (R$ 44.40 - 50.29)	US$ 8.29 - 9.39 (R$ 44.40 - 50.29)	n/a	29.86%	3.5 years	-	3.8% - 4.0%
2023	SOP	2nd	Equity	US$ 1.40 - 2.41 (R$ 7.01 - 12.06)	US$ 4.79 - 6.30 (R$ 23.98 - 31.53)	US$5.04 (R$ 25.23)	33.08%	4.3 years	-	3.61% - 4.69%
2023	RSU	2nd	Equity	US$ 5.57 - 6.30 (R$ 27.73 - 31.36)	US$ 5.57 - 6.30 (R$ 27.73 - 31.36)	n/a	33.63%	4.4 years	-	3.7% - 4.7%
2023	Matching	1st	Equity	US$5.04 (R$ 24.96)	US$5.04 (R$ 24.96)	n/a	32.22%	2.0 years	-	4.18%

Schedule of reconciliation of outstanding share options and RSUs

Reconciliation of outstanding share options and RSUs:

	SOP		SOP		ISO		RSU		Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Equity-settled
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1	4,158,492	4,696,654	92,322	81,904	83,522	-	1,446,312	-	-	-
Forfeited during the year	(14,523)	-	-	-	-	-	-	-	-	-
Exercised during the year	(93,018)	(1,049,135)	-	(2,683)	-	-	(504,685)	-	-	-
Modification during the year (a)	(75,219)	-	-	-	-	-	-	-	-	-
Granted during the year	94,112	510,973	-	13,101	10,374	83,522	268,132	1,446,312	6,719	-
Outstanding at December 31	4,069,844	4,158,492	92,322	92,322	93,896	83,522	1,209,759	1,446,312	6,719	-
Exercisable at December 31	1,585,656	2,011,471	44,570	32,344	18,779	-	-	-	-	-

(a)	The modification of the plan is explained in the first part of this explanatory note.